UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported) February 12, 2024

Commission File Number of securitizer: ______________________________

Central Index Key Number of securitizer: 0001955354

Robert K. Moskovitz – (513) 577-2237

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(1)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(1(ii)) ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15GA-2)

Central Index Key Number of depositor: 0001955354

Verdant Commercial Capital, LLC 1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Robert K. Moskovitz – (513) 577-2237
(Name and telephone number, including area code, of the person to contact in connection with this filing

1 Verdant Commercial Capital, LLC, as securitizer, is filing the Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VERDANT COMMERCIAL CAPITAL, LLC

By:	/s/ Robert Moskovitz
Name: Robert Moskovitz
Title: Chief Financial Officer

Date: February 23, 2024